Leases - Schedule of Operating Lease Activities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Operating Lease Activities [Abstract]
Operating lease right-of-use assets obtained in exchange for lease liabilities	$ 233	$ 1,023
Operating lease expense
Amortization of right-of-use assets	2,121	3,105
Interest of lease liabilities	245	494
Total	$ 2,366	$ 3,599